Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 32,034	€ 24,839
Depreciation charge for the year	(14,167)	(14,033)	€ (16,737)
Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,983
Property, plant and equipment at end of period	8,045	7,983
Machinery, equipment, computers and IT equipment | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,504
Property, plant and equipment at end of period	6,421	6,504
Leasehold improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,479
Property, plant and equipment at end of period	1,624	1,479
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	80,283	85,344
Acquisition of subsidiaries		104
Additions	4,186	4,776
Disposal of subsidiary		(172)
Disposals	(5,819)	(2,654)
Reclassifications	(1)	(4)
Exchange differences	(310)	(554)
Cost | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	34,836	33,340
Property, plant and equipment at end of period	32,892	34,836	33,340
Cost | Machinery, equipment, computers and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries		103
Additions	3,779	4,087
Disposal of subsidiary		(158)
Disposals	(4,803)	(1,507)
Reclassifications	(458)	(194)
Exchange differences	(267)	(524)
Cost | Machinery, equipment, computers and IT equipment | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,552	30,301
Property, plant and equipment at beginning of period	30,301	28,494
Property, plant and equipment at end of period	28,552	30,301	28,494
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries		1
Additions	407	689
Disposal of subsidiary		(14)
Disposals	(1,016)	(1,147)
Reclassifications	457	190
Exchange differences	(43)	(30)
Cost | Leasehold improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,340	4,535
Property, plant and equipment at beginning of period	4,535	4,846
Property, plant and equipment at end of period	4,340	4,535	4,846
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,391	50,508
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(48,249)	(60,505)
Depreciation charge for the year	(3,850)	(3,201)
Disposal of subsidiary		127
Impairment charge for the year	(1,233)	(2)
Disposals	6,816	2,369
Reclassifications		4
Exchange differences	273	370
Accumulated depreciation and impairment | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(26,853)	(26,520)
Property, plant and equipment at end of period	(24,847)	(26,853)	(26,520)
Accumulated depreciation and impairment | Machinery, equipment, computers and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year	(3,153)	(2,672)
Disposal of subsidiary		123
Impairment charge for the year	(1,233)	(2)
Disposals	5,818	1,380
Reclassifications		4
Exchange differences	234	342
Accumulated depreciation and impairment | Machinery, equipment, computers and IT equipment | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(22,131)	(23,797)
Property, plant and equipment at beginning of period	(23,797)	(22,972)
Property, plant and equipment at end of period	(22,131)	(23,797)	(22,972)
Accumulated depreciation and impairment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year	(697)	(529)
Disposal of subsidiary		4
Impairment charge for the year	0	0
Disposals	998	989
Reclassifications		0
Exchange differences	39	28
Accumulated depreciation and impairment | Leasehold improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,716)	(3,056)
Property, plant and equipment at beginning of period	(3,056)	(3,548)
Property, plant and equipment at end of period	(2,716)	(3,056)	€ (3,548)
Accumulated depreciation and impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (23,402)	€ (33,652)